RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Partnership Management Fee and Reporting Fee [Line Items]
Gross Partnership Management Fee	$ 18,175	$ 30,565
Asset Management and Reporting Fee	5,900	16,195
Partnership Management Fee net of Asset Management and Reporting Fee	12,275	14,370
Series One [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Partnership Management Fee	0	0
Asset Management and Reporting Fee	0	0
Partnership Management Fee net of Asset Management and Reporting Fee	0	0
Series Two [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Partnership Management Fee	0	0
Asset Management and Reporting Fee	0	0
Partnership Management Fee net of Asset Management and Reporting Fee	0	0
Series Three [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Partnership Management Fee	18,175	30,565
Asset Management and Reporting Fee	5,900	16,195
Partnership Management Fee net of Asset Management and Reporting Fee	12,275	14,370
Series Four [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Partnership Management Fee	0	0
Asset Management and Reporting Fee	0	0
Partnership Management Fee net of Asset Management and Reporting Fee	0	0
Series Five [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Partnership Management Fee	0	0
Asset Management and Reporting Fee	0	0
Partnership Management Fee net of Asset Management and Reporting Fee	0	0
Series Six [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Partnership Management Fee	0	0
Asset Management and Reporting Fee	0	0
Partnership Management Fee net of Asset Management and Reporting Fee	$ 0	$ 0